Business Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Number of reporting segments					3
Number of acute care hospitals to whom medical equipment outsourcing services are provided					4,275
Number of alternate site providers in the United States to whom medical equipment outsourcing services are provided					4,425
Number of technicians and professionals located in the nationwide network of offices of the entity					415
Segment Information
Net Sales	$ 101,819	$ 89,344	$ 312,394	$ 259,214	$ 355,156	$ 312,112	$ 297,204
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Gross margin	34,510	32,769	117,571	93,986	129,169	108,374	100,668
Assets	960,524		960,524		936,932	833,028	835,403
Amortization			13,800	13,339	22,000	16,295	16,692
Amortization and Depreciation					96,612	91,739	87,047
Capital Expenditures					87,118	76,998	53,527
Selling, general and administrative	29,885	22,756	86,251	72,247	100,948	89,336	84,225
Acquisition and integration expense	58	622	352	2,621	3,483
Interest expense	13,530	15,122	43,534	39,572	55,020	46,457	46,505
Loss before income taxes and non controlling interest	(21,302)	(5,731)	(24,905)	(20,454)	(30,282)	(27,419)	(30,062)
Medical Equipment Outsourcing
Segment Information
Net Sales	74,134	69,002	226,599	205,159	275,910	245,145	232,623
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Gross margin	27,294	28,182	96,997	80,696	110,175	89,439	84,803
Assets	464,888		464,888		461,285	409,315	420,940
Amortization					17,252	11,625	11,793
Technical and Professional Services
Segment Information
Net Sales	20,066	13,852	62,545	36,083	54,058	44,426	42,395
Gross margin	5,611	3,312	15,436	9,433	13,540	12,736	11,856
Assets	83,964		83,964		84,483	85,175	85,867
Amortization					692	692	692
Medical Equipment Sales And Remarketing
Segment Information
Net Sales	7,619	6,490	23,250	17,972	25,188	22,541	22,186
Gross margin	1,605	1,275	5,138	3,857	5,454	6,199	4,009
Assets	18,603		18,603		18,603	18,603	18,603
Corporate and Unallocated
Segment Information
Assets	393,069		393,069		372,561	319,935	309,993
Amortization and Depreciation					10,636	9,926	10,295
Capital Expenditures					$ 87,118	$ 76,998	$ 53,527